Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
8.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Rental deposits	167,282	109,272	15,843
Others	18,511	36,291	5,262
Other non-current assets.	185,793	145,563	21,105

The Group recorded an allowance for credit losses relating to other non-current assets of nil and RMB2.9 million (US$0.4 million) as of December 31, 2021 and 2022, respectively.